SAFECO TAX-EXEMPT BOND TRUST

                   SUPPLEMENT TO THE NO-LOAD CLASS PROSPECTUS
                              DATED APRIL 30, 1999

                        SUPPLEMENT DATED JANUARY 20, 2000

The following information supplements disclosure as to the SAFECO Washington State Municipal Bond Fund on pages 29-33 and 61 of the No-Load Class Prospectus:


         The SAFECO Washington State Municipal Bond Fund (the "Fund") will cease operations and be liquidated on or about March 31, 2000. In anticipation of such liquidation, shares of the Fund are no longer being offered for sale and investors may no longer purchase shares of the Fund, other than purchases through reinvested dividends and other distributions.




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                          SAFECO TAX-EXEMPT BOND TRUST

                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS
                              DATED APRIL 30, 1999

                        SUPPLEMENT DATED JANUARY 20, 2000

The following information supplements disclosure as to the SAFECO Washington State Municipal Bond Fund on pages 53-56 and 91-92 of the Advisor Class
Prospectus:

         The SAFECO Washington State Municipal Bond Fund (the "Fund") will cease operations and be liquidated on or about March 31, 2000. In anticipation of such liquidation, shares of the Fund are no longer being offered for sale and investors may no longer purchase shares of the Fund, other than purchases through reinvested dividends and other distributions.